ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2016
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of March 31,
	2015	2016
Acquisitions consideration payable (1)	$11,795	$13,093
Accrued payroll and welfare	8,750	10,361
Accrued rental expense	5,737	5,498
Other payables	4,350	6,101
Collection received on behalf of and payable to the former shareholders of business acquired	—	2,786
Other taxes payable	2,788	3,641
Interest expense payable	100	2,838
Accrued social insurance	2,557	2,495
Accrued outsourcing cost	519	591
Dividend payable (2)	194	—

	$36,790	$47,404

(1)	Acquisitions consideration payable consists of remaining payables to sellers of the acquired business for the years ended March 31, 2015 and 2016, which were as follows:

(2)	As of March 31, 2015, the balance represents the dividend payable for non-controlling interest shareholders of MediFast which was paid in the year ended March 31, 2016.

Schedule of acquisitions consideration payable

	As of March 31,
	2015	2016
Beijing MZ	$—	$3,743
Xi’an iKang	—	3,484
Beijing Tianzhikangjian	—	1,830
Yantai Hongkang	—	1,480
Yinchuan Ciming	—	465
Wuhan Xiandai Sunny	—	171
Shandong Ciming	—	699
iKang Shanghai Jianwei	129	—
Nanjing Aoyang	161	155
Yuanhua	292	—
Zhejiang Ailikang	62	—
Shanghai Huajian Management	7,203	—
Suzhou Aoyang	1,032	217
iKang Tianjin Hedong Dongrun	774	248
iKang Tianjin Hexi Fenghui	774	248
Gold iKang Shenyang Hospital	368	353
WA Health Care	1,000	—

	$11,795	$13,093